Quarterly Holdings Report
for

Fidelity® International Discovery Fund

July 31, 2021

IGI-QTLY-0921
1.804822.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
Australia - 1.6%
Bapcor Ltd.	5,917,003	$35,432
Lynas Rare Earths Ltd. (a)	11,698,288	63,012
National Storage REIT unit	40,182,305	62,809
Rio Tinto Ltd.	4,466	437
Technology One Ltd.	2,635,829	18,260

TOTAL AUSTRALIA		179,950

Austria - 1.2%
Erste Group Bank AG	1,803,997	69,999
Wienerberger AG	1,466,733	59,957

TOTAL AUSTRIA		129,956

Bailiwick of Jersey - 0.5%
Experian PLC	1,298,057	57,148
Belgium - 1.6%
KBC Groep NV	1,545,264	124,465
UCB SA	493,328	53,371

TOTAL BELGIUM		177,836

Brazil - 0.2%
Rede D'Oregon Sao Luiz SA (b)	1,677,000	22,217
British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)	1,168,797	8,935
Canada - 1.3%
Constellation Software, Inc.	57,953	92,830
Suncor Energy, Inc.	2,439,599	48,025
Topicus.Com, Inc.	107,818	8,124

TOTAL CANADA		148,979

Cayman Islands - 1.1%
Akeso, Inc. (a)(b)	2,852,956	18,925
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,197,395	11,459
Medlive Technology Co. Ltd.	199,000	785
Medlive Technology Co. Ltd.	793,500	2,817
Sea Ltd. ADR (a)	179,328	49,523
Zai Lab Ltd. (a)	246,677	34,635

TOTAL CAYMAN ISLANDS		118,144

China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	101,000	26,245
WuXi AppTec Co. Ltd. (H Shares) (b)	996,377	22,027

TOTAL CHINA		48,272

Denmark - 2.0%
A.P. Moller - Maersk A/S Series B	12,803	35,531
ORSTED A/S (b)	521,963	77,525
Vestas Wind Systems A/S	2,855,525	105,278

TOTAL DENMARK		218,334

Finland - 0.8%
Musti Group OYJ	570,663	23,585
Neste Oyj	1,132,426	69,612

TOTAL FINLAND		93,197

France - 7.0%
AXA SA	2,687,945	69,610
BNP Paribas SA	1,378,113	84,036
Capgemini SA	637,968	137,925
Elior SA (a)(b)	1,383,836	9,480
Hydrogen Refueling Solutions	203,854	7,714
LVMH Moet Hennessy Louis Vuitton SE	275,912	220,914
Societe Generale Series A	1,888,171	55,296
SR Teleperformance SA	179,302	75,635
VINCI SA	774,486	81,960
Worldline SA (a)(b)	370,272	34,660

TOTAL FRANCE		777,230

Germany - 8.5%
adidas AG	230,232	83,600
Allianz SE	464,461	115,703
Brenntag AG	641,997	64,124
Daimler AG (Germany)	1,537,037	137,259
Deutsche Post AG	2,425,446	164,376
Exasol AG (a)	592,431	13,247
Instone Real Estate Group BV (b)	1,225,819	37,953
Linde PLC	165,625	50,719
Merck KGaA	158,455	32,453
Nexus AG	577,821	45,993
Shop Apotheke Europe NV (a)(b)	218,257	32,752
Siemens AG	787,981	122,951
Siemens Healthineers AG (b)	504,372	33,314
SUSE SA (a)	375,651	11,983

TOTAL GERMANY		946,427

Greece - 0.2%
Alpha Bank AE (a)	8,415,941	10,868
Piraeus Financial Holdings SA (a)	3,483,990	5,993

TOTAL GREECE		16,861

Hong Kong - 2.9%
AIA Group Ltd.	13,439,109	160,809
Antengene Corp. (b)	10,344,526	19,035
Hong Kong Exchanges and Clearing Ltd.	1,182,200	75,455
Techtronic Industries Co. Ltd.	3,491,012	62,398

TOTAL HONG KONG		317,697

Hungary - 0.9%
OTP Bank PLC (a)	1,361,531	73,433
Richter Gedeon PLC	902,969	24,783

TOTAL HUNGARY		98,216

India - 4.7%
Avenue Supermarts Ltd. (a)(b)	505,358	23,797
Axis Bank Ltd. (a)	2,938,000	28,015
Eicher Motors Ltd.	595,700	20,274
HDFC Bank Ltd.	3,117,382	60,049
HDFC Bank Ltd. sponsored ADR (a)	1,631,727	115,151
Housing Development Finance Corp. Ltd.	4,463,615	146,568
Pine Labs Private Ltd. (c)(d)	8,672	3,233
Reliance Industries Ltd.	2,499,500	68,429
Reliance Industries Ltd.	118,680	2,251
Reliance Industries Ltd. sponsored GDR (b)	420,315	23,243
Sunteck Realty Ltd.	2,762,804	14,148
Zomato Ltd. (c)	10,934,400	16,690

TOTAL INDIA		521,848

Ireland - 2.7%
Cairn Homes PLC (a)	29,692,546	38,260
CRH PLC	2,359,280	117,915
Dalata Hotel Group PLC (a)(e)	13,325,333	61,016
Flutter Entertainment PLC (a)	236,157	40,376
Ryanair Holdings PLC sponsored ADR (a)	419,604	45,754

TOTAL IRELAND		303,321

Italy - 1.1%
BFF Bank SpA (b)	3,349,745	35,008
GVS SpA (b)	634,850	9,715
Intesa Sanpaolo SpA	15,673,055	43,298
Reply SpA	220,147	39,355

TOTAL ITALY		127,376

Japan - 17.3%
Daiichi Sankyo Kabushiki Kaisha	2,481,400	49,142
FANUC Corp.	399,558	89,488
FUJIFILM Holdings Corp.	1,222,049	87,698
Fujitsu Ltd.	289,500	49,253
Hitachi Ltd.	2,263,263	130,181
Hoya Corp.	1,159,600	162,833
Itochu Corp.	2,611,111	77,287
JEOL Ltd.	832,626	53,811
Keyence Corp.	246,934	136,719
Lifenet Insurance Co. (a)	1,168,824	12,039
Minebea Mitsumi, Inc.	4,434,900	119,746
Misumi Group, Inc.	995,564	34,485
Mitsubishi Electric Corp.	2,705,605	36,708
Mitsubishi UFJ Financial Group, Inc.	6,064,276	32,036
ORIX Corp.	7,524,644	131,144
Persol Holdings Co. Ltd.	2,388,147	47,783
Recruit Holdings Co. Ltd.	3,099,018	160,624
Renesas Electronics Corp. (a)	7,164,972	77,133
SHIFT, Inc. (a)	201,998	36,973
Shiseido Co. Ltd.	497,407	33,245
SMC Corp.	75,373	44,521
Sony Group Corp.	1,427,363	149,112
THK Co. Ltd.	1,309,654	37,127
TIS, Inc.	1,201,436	31,048
Z Holdings Corp.	12,429,896	62,214
ZOZO, Inc.	1,438,662	48,849

TOTAL JAPAN		1,931,199

Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	1,738,400	118,381
Samsung SDI Co. Ltd.	61,660	39,635

TOTAL KOREA (SOUTH)		158,016

Luxembourg - 0.7%
B&M European Value Retail SA	3,377,387	25,961
Eurofins Scientific SA	481,795	57,633

TOTAL LUXEMBOURG		83,594

Netherlands - 6.6%
Adyen BV (a)(b)	20,100	54,472
AerCap Holdings NV (a)	1,097,761	58,181
Airbus Group NV (a)	948,038	130,041
ASML Holding NV (Netherlands)	392,284	299,856
IMCD NV	147,051	25,468
ING Groep NV (Certificaten Van Aandelen)	2,965,914	38,055
NXP Semiconductors NV	504,922	104,211
RHI Magnesita NV	441,193	23,206

TOTAL NETHERLANDS		733,490

New Zealand - 0.8%
EBOS Group Ltd.	1,504,576	32,516
Ryman Healthcare Group Ltd.	5,899,209	54,170

TOTAL NEW ZEALAND		86,686

Norway - 1.6%
Equinor ASA	5,658,997	110,454
Schibsted ASA (A Shares)	1,199,929	63,618
Volue A/S	1,217,668	6,347

TOTAL NORWAY		180,419

Poland - 0.2%
Allegro.eu SA (a)(b)	1,072,846	18,408
Spain - 1.9%
Aena SME SA (a)(b)	143,389	22,827
Amadeus IT Holding SA Class A (a)	1,347,296	88,286
Cellnex Telecom SA (b)	1,545,157	100,702

TOTAL SPAIN		211,815

Sweden - 4.2%
ASSA ABLOY AB (B Shares)	2,357,867	75,632
EQT AB	1,131,658	54,556
Ericsson (B Shares)	440,352	5,079
Evolution AB (b)	261,000	45,467
HEXPOL AB (B Shares)	831,448	11,320
Indutrade AB	3,353,539	109,390
Kry International AB (d)	4,183	1,775
Nibe Industrier AB (B Shares)	3,560,881	42,523
Nordnet AB	2,008,114	32,402
Stillfront Group AB (a)	4,624,592	35,268
Svenska Handelsbanken AB (A Shares)	4,986,015	56,189

TOTAL SWEDEN		469,601

Switzerland - 9.4%
Dufry AG (a)	298,994	15,819
Lonza Group AG	130,665	101,739
Nestle SA (Reg. S)	1,814,668	229,791
Partners Group Holding AG	75,916	129,774
Roche Holding AG (participation certificate)	794,063	306,750
Schindler Holding AG (participation certificate)	144,566	46,792
Sika AG	215,393	75,876
Swiss Re Ltd.	1,116,779	101,119
Zur Rose Group AG (a)	121,173	45,080

TOTAL SWITZERLAND		1,052,740

Taiwan - 1.4%
MediaTek, Inc.	1,546,000	50,600
Taiwan Semiconductor Manufacturing Co. Ltd.	4,969,000	103,950

TOTAL TAIWAN		154,550

United Kingdom - 10.2%
Anglo American PLC (United Kingdom)	3,187,653	141,258
Big Yellow Group PLC	2,233,203	45,072
Bytes Technology Group PLC	2,519,424	16,894
Compass Group PLC (a)	5,597,997	118,352
Dechra Pharmaceuticals PLC	870,265	60,121
Deliveroo PLC Class A(a)(b)(f)	4,071,361	18,675
Deliveroo PLC	1,000,000	4,358
Diageo PLC	2,323,088	115,193
Dr. Martens Ltd. (a)	4,485,609	26,998
JD Sports Fashion PLC	6,369,060	79,411
Jet2 PLC (a)	1,799,399	31,052
JTC PLC (b)	4,398,722	39,253
Lloyds Banking Group PLC	68,959,035	43,601
M&G PLC	34,693,482	108,697
Ocado Group PLC (a)	1,492,621	38,486
Prudential PLC (a)	5,555,381	104,324
Starling Bank Ltd. Series D (a)(d)	6,223,100	11,196
THG PLC	2,088,581	16,998
Vistry Group PLC	2,745,615	45,511
WH Smith PLC (a)	1,452,865	32,817
Zegona Communications PLC (e)	18,538,642	37,493

TOTAL UNITED KINGDOM		1,135,760

United States of America - 0.8%
Coupang, Inc. Class A (a)(f)	177,676	6,453
Dlocal Ltd.	259,672	11,722
MercadoLibre, Inc. (a)	26,625	41,767
NICE Systems Ltd. sponsored ADR (a)	123,000	34,274

TOTAL UNITED STATES OF AMERICA		94,216

TOTAL COMMON STOCKS
(Cost $7,082,863)		10,622,438

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 0.3%
China - 0.2%
ByteDance Ltd. Series E1 (c)(d)	131,235	15,248
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)	727,754	10,065
		25,313
India - 0.1%
Delhivery Pvt Ltd. Series H (c)(d)	10,208	4,896

TOTAL CONVERTIBLE PREFERRED STOCKS		30,209

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.2%
Volkswagen AG	548,288	133,659
India - 0.1%
Pine Labs Private Ltd.:
Series 1(c)(d)	20,726	7,728
Series A(c)(d)	5,179	1,931
Series B(c)(d)	5,635	2,101
Series B2(c)(d)	4,558	1,699
Series C(c)(d)	8,478	3,161
Series C1(c)(d)	1,786	666
Series D(c)(d)	1,910	712
		17,998
Sweden - 0.1%
Kry International AB Series E (d)	24,162	10,790

TOTAL NONCONVERTIBLE PREFERRED STOCKS		162,447

TOTAL PREFERRED STOCKS
(Cost $155,729)		192,656

Money Market Funds - 3.5%
Fidelity Cash Central Fund 0.06% (g)	361,415,729	361,488
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	21,175,031	21,177
TOTAL MONEY MARKET FUNDS
(Cost $382,665)		382,665
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $7,621,257)		11,197,759
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(50,869)
NET ASSETS - 100%		$11,146,890

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $710,914,000 or 6.4% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,130,000 or 0.6% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ByteDance Ltd. Series E1	11/18/20	$14,380
Delhivery Pvt Ltd. Series H	5/20/21	$4,983
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$10,336
Pine Labs Private Ltd.	6/30/21	$3,233
Pine Labs Private Ltd. Series 1	6/30/21	$7,728
Pine Labs Private Ltd. Series A	6/30/21	$1,931
Pine Labs Private Ltd. Series B	6/30/21	$2,101
Pine Labs Private Ltd. Series B2	6/30/21	$1,699
Pine Labs Private Ltd. Series C	6/30/21	$3,161
Pine Labs Private Ltd. Series C1	6/30/21	$666
Pine Labs Private Ltd. Series D	6/30/21	$712
Zomato Ltd.	12/9/20 - 2/10/21	$7,648

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$41
Fidelity Securities Lending Cash Central Fund	729
Total	$770

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$141,859	$1,963,531	$1,743,899	$(3)	$--	$361,488	0.5%
Fidelity Securities Lending Cash Central Fund 0.06%	11,911	374,181	364,915	--	--	21,177	0.1%
Total	$153,770	$2,337,712	$2,108,814	$(3)	$--	$382,665

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$18,669	$31,208	$942	$--	$356	$11,725	$61,016
Piraeus Financial Holdings SA	--	4,874	33	--	7	1,145	--
Zegona Communications PLC	27,072	--	512	1,234	160	10,773	37,493
Total	$45,741	$36,082	$1,487	$1,234	$523	$23,643	$98,509

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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